Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 7,312	¥ (5,144)	¥ (3,446)
Amortization of net actuarial loss	1,496	1,218	1,036
Prior service credit due to amendments	0	7	8
Amortization of prior service credit	(1,168)	(1,193)	(1,193)
Amortization of transition obligation	56	56	(4)
Plan curtailments and settlements	0	18	0
Foreign currency exchange rate change	(213)	19	166
Total recognized in other comprehensive income (loss), pre-tax	¥ 7,483	¥ (5,019)	¥ (3,433)